Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Changes in Loans Outstanding to Related Parties

At December 31, 2015 and 2014, the Company had loans outstanding to executive officers, directors, significant stockholders, and their affiliates (related parties), in the amount of $5,032 and $2,754. Changes during 2015 were as follows:

2015
Balance at January 1, 2015	$2,754
New loans/advances	3,649
Effect of changes in composition of related parties	—
Repayments	(1,371)

Balance at December 31, 2015	$5,032